Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—44.9%
	Auto Receivables—26.5%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,158,501
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,514,166
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,188,994
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	1,592,656
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,022,201
935,770	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	943,414
935,769	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	942,996
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,981,623
1,324,599	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,302,858
1,948,450	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,909,245
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,660,639
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,670,614
3,000,000	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	3,006,379
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,648,898
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,786,971
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,030,317
1,850,000	BOF URSA FUNDING 2024-SN1A, Class C, 5.830%, 12/15/2028	1,867,635
2,350,000	BOF URSA FUNDING 2024-SN1A, Class D, 6.360%, 7/16/2029	2,379,497
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,529,983
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,905,783
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,673,427
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,008,374
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,005,808
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,011,235
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,104,038
20,073	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	20,005
270,607	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	267,879
73,802	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	73,192
636,938	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	623,074
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,195,503
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,576,985
607,334	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	606,458
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,930,672
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,973,950
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,256,636
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	994,319
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,984,300
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,366,401
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,024,663
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,021,124
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,328,973
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,046,489
985,020	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	988,689
2,374,646	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	2,377,498
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,573,050

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 7,892,916	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	$ 8,009,241
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,726,334
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,869,534
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,274,551
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,508,944
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,112,233
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,933,749
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,006,184
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,510,440
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,081,122
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,855,338
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,124,797
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,597,142
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,511,808
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,537,129
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,836,197
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,007,891
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,808,981
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,945,890
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,039,922
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,285,779
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,267,946
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,775,341
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	809,690
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,010,789
866,000	GreenState Auto Receivables Trust, Class SUB, 6.500%, 6/15/2032	875,165
5,000,000	Hyundai Auto Lease Securitization Trust 2024-B, Class B, 5.350%, 5/15/2028	5,033,797
4,900,000	Hyundai Auto Lease Securitization Trust 2024-B, Class B, 5.560%, 8/15/2028	4,956,252
1,798,644	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,789,870
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,048,196
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,028,400
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,015,099
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	760,888
3,000,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	3,013,353
2,080,000	Navistar Financial Dealer Note 2024-1, Class B, 5.790%, 4/25/2029	2,096,917
2,850,000	Navistar Financial Dealer Note 2024-1, Class C, 6.130%, 4/25/2029	2,876,575
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,016,620
2,245,989	Nissan Auto Lease Trust 2022-A, Class A4, 3.870%, 7/15/2027	2,244,710
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,516,715
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	693,464
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	794,523
340,279	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	337,593
120,098	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	119,301
852,030	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	850,199
216,465	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	216,475
360,775	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	361,266
252,543	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	253,773
472,267	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	478,207
1,212,654	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,206,003
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,669,796

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 540,000		Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	$ 521,895
978,809		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	968,394
8,622,223		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	8,429,127
2,500,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,490,683
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,996,779
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,862,016
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	13,466,813
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,034,945
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,553,770
4,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	4,030,308
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,770,390
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,025,796
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	4,993,971
2,291,190		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	2,314,234
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,963,078
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,731,624
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,443,697
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,668,077
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,301,802
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,730,483
		TOTAL	327,074,123
		Credit Card—6.0%
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	5,353,103
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,073,696
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.237% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,030,692
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,305,695
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,004,912
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,505,537
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,753,272
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,496,934
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,610,880
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,538,344
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,510,188
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,752,356
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,028,882
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,305,650
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,336,600
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,004,347
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,354,737
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,628,653
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,035,157
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,065,209
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,249,289
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,748,994
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,955,879
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	2,010,962
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	2,012,734
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	1,871,454
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	1,000,746
		TOTAL	73,544,902

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—6.7%
$ 3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	$ 3,149,836
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,948,581
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.740%, 7/15/2031	4,085,457
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,242,752
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,971,356
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,498,087
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,002,134
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,210,780
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,027,885
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,533,685
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	782,061
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,015,550
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,986,701
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,491,665
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,199,138
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,560,124
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,519,863
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,062,120
2,759,049		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,730,026
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,798,792
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,005,681
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,527,731
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	3,024,102
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,555,106
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,008,698
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,704,370
1,771,548		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	1,775,486
		TOTAL	82,417,767
		Home Equity Loan—0.0%
4,787	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.923% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,929
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	86,069
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	89,998
		Other—4.2%
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,501,222
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,299,955
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,409,485
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/16/2028	4,272,405
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,551,580
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/16/2029	6,953,302
748,552		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	723,530
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,374,143
4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	4,973,007
8,000,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	8,058,562
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/20/2027	3,338,433
		TOTAL	51,455,624
		Student Loans—1.5%
533,256	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.141% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	530,072
2,235,914		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,124,953
1,784,622		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,627,871

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 1,144,696		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	$ 1,061,838
4,821,643		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	4,294,563
8,611,207	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.149% (CME Term SOFR 1 Month +0.804%), 4/20/2062	8,554,234
		TOTAL	18,193,531
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $554,830,299)	552,775,945
		CORPORATE BONDS—36.6%
		Capital Goods - Construction Machinery—0.4%
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,914,314
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.568% (SOFR +0.200%), 10/11/2024	2,105,418
		TOTAL	5,019,732
		Capital Goods - Diversified Manufacturing—0.1%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	745,330
		Communications - Cable & Satellite—0.3%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,733,198
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,222,062
		TOTAL	3,955,260
		Communications - Media & Entertainment—0.3%
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,769,913
		Communications - Telecom Wireless—1.0%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,057,368
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,064,448
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,029,778
		TOTAL	12,151,594
		Communications - Telecom Wirelines—0.6%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	3,000,110
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,014,417
		TOTAL	7,014,527
		Consumer Cyclical - Automotive—4.5%
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.116% (SOFR +0.750%), 12/13/2024	6,011,708
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	4,042,111
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,216,335
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,110,168
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.987% (SOFR +0.620%), 10/15/2024	5,003,405
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.406% (SOFR +1.040%), 2/26/2027	5,019,692
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,025,187
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,161,498
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,576,668
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,021,037
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 6.198% (SOFR +0.830%), 3/20/2026	5,026,170
		TOTAL	55,213,979
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,323,846
		Consumer Non-Cyclical - Food/Beverage—0.9%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,755,265
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	800,035
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	4,154,168
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,119,710
		TOTAL	10,829,178

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—0.8%
$ 2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	$ 2,680,370
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,676,568
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,859,633
4,000,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	4,050,635
		TOTAL	10,267,206
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,038
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,744,016
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,691,604
6,640,000		Revvity, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,597,015
		TOTAL	12,722,673
		Consumer Non-Cyclical - Tobacco—0.9%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,602,643
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,004,811
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,029,004
		TOTAL	10,636,458
		Energy - Midstream—2.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,437,113
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,306,023
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,049,534
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	909,398
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,974,879
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,578,147
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,097,430
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,426,667
		TOTAL	28,779,191
		Energy - Refining—0.7%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,956,600
		Financial Institution - Banking—13.0%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,089,367
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.964% (SOFR +0.600%), 2/18/2025	1,702,464
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,630,993
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,352,752
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.566% (SOFR +0.200%), 10/25/2024	2,500,138
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.176% (SOFR +0.810%), 1/27/2027	5,008,663
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.787% (SOFR +0.420%), 10/18/2024	5,001,761
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,040,041
4,000,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,037,882
6,000,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,094,083
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,686,391
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.060% (SOFR +0.694%), 1/25/2026	1,156,378
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,993,259
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,298,258
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,685,167
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.768% (SOFR +0.400%), 7/7/2025	6,836,213
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,126,173
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,618,135
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,979,012
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,249,272
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.286% (SOFR +0.920%), 10/21/2027	4,107,410

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.486% (SOFR +1.120%), 2/24/2028	$ 3,779,664
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,999,475
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,023,254
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.966% (SOFR +0.600%), 12/10/2025	5,018,381
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.132% (SOFR +0.765%), 9/22/2027	2,504,429
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,107,083
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,889,443
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	697,605
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,109,280
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.129% (SOFR +0.760%), 9/29/2026	5,993,404
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,989,239
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,100,166
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,049,515
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,643,013
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,366,921
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,000,584
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,958,802
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,175,780
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,031,315
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,067,351
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,154,797
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,996,610
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,180,428
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,680,064
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,078,586
		TOTAL	159,789,001
		Financial Institution - Finance Companies—1.6%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,327,819
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,030,208
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,779,209
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,166,536
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,755,521
		TOTAL	20,059,293
		Financial Institution - Insurance - Life—2.3%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,071,437
4,000,000	[3]	MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,052,100
4,000,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,038,947
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.697% (SOFR +0.330%), 1/14/2025	5,003,367
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,016,787
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,899,265
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.746% (SOFR +0.380%), 8/23/2024	3,000,448
		TOTAL	28,082,351
		Financial Institution - Insurance - P&C—0.4%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,064,700
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 6.472% (CME Term SOFR 3 Month +1.171%), 7/15/2027	965,463
		TOTAL	5,030,163
		Technology—1.4%
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,865,114
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,277,138
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	2,997,608

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	$ 1,967,271
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,369,235
		TOTAL	17,476,366
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,210,402
		Transportation - Services—1.2%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,225,284
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,419,812
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,297,507
		TOTAL	14,942,603
		Utility - Electric—2.5%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,208,325
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,110,219
2,800,000		Consumers 23 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	2,813,973
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,383,092
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,716,676
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.697% (SOFR +0.330%), 10/18/2024	7,372,698
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,817,722
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,981,524
		TOTAL	30,404,229
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,686,682
		TOTAL CORPORATE BONDS (IDENTIFIED COST $444,757,715)	450,066,577
		MORTGAGE-BACKED SECURITIES—4.8%
		Federal Home Loan Mortgage Corporation—3.0%
12,577,142		FHLMC, Pool QI0122, 6.000%, 2/1/2054	12,768,628
11,669,194		FHLMC, Pool QI4114, 6.500%, 4/1/2054	11,971,188
11,508,776		FHLMC, Pool SD8433, 6.500%, 5/1/2054	11,802,843
		TOTAL	36,542,659
		Federal National Mortgage Association—1.8%
31,270		FNMA, Pool 728568, 6.500%, 10/1/2033	32,638
10,071,280		FNMA, Pool DA1519, 6.000%, 10/1/2053	10,221,592
12,473,129		FNMA, Pool DA5003, 6.000%, 11/1/2053	12,655,314
		TOTAL	22,909,544
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $58,419,160)	59,452,203
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
		Commercial Mortgage—2.5%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.875% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,977,701
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,812,660
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 7.717% (CME Term SOFR 1 Month +2.390%), 6/15/2039	7,960,074
6,250,000	[1]	ORL TRUST 2023-GLKS, Class A, 7.679% (CME Term SOFR 1 Month +2.350%), 10/15/2028	6,257,843
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,558,629)	31,008,278
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Federal Home Loan Mortgage Corporation—1.1%
2,175		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	2,206
9,827		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	9,462
1,100		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	1,096
247,816	[1]	FHLMC REMIC, Series 3117, Class FE, 5.751% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	244,692

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 29,121	[1]	FHLMC REMIC, Series 3152, Class WF, 5.911% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	$ 28,896
84,367	[1]	FHLMC REMIC, Series 3317, Class F, 5.851% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	83,354
39,224	[1]	FHLMC REMIC, Series 3542, Class NF, 6.201% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	39,261
125,992	[1]	FHLMC REMIC, Series 3556, Class FA, 6.361% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	126,771
4,631,519	[1]	FHLMC REMIC, Series KF95, Class AL, 5.710% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	4,612,502
9,757,832		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,945,284
73,719		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	78,503
		TOTAL	14,172,027
		Federal National Mortgage Association—0.4%
15,129		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	15,331
14,160	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.961% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	14,111
1,549		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,523
58,307	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.891% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	57,909
334,536	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.911% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	331,317
41,844	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.461% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	42,204
92,377	[1]	FNMA REMIC, Series 2009-69, Class F, 6.311% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	92,836
133,937	[1]	FNMA REMIC, Series 2010-74, Class AF, 6.001% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	132,984
88,623	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.911% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	87,922
746,352	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.861% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	734,349
619,256	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.811% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	606,559
3,339,069	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.761% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,196,334
5,389	[1]	FNMA, Series 2009-63, Class FB, 5.961% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,362
		TOTAL	5,318,741
	[1]	Government National Mortgage Association—0.1%
427,803		GNMA REMIC, Series 2013-H16, Class FA, 5.984% (CME Term SOFR 1 Month +0.654%), 7/20/2063	427,157
321,866		GNMA REMIC, Series 2013-H17, Class FA, 5.994% (CME Term SOFR 1 Month +0.664%), 7/20/2063	321,556
		TOTAL	748,713
		Non-Agency Mortgage—0.4%
1,800		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.610%, 3/25/2033	1,688
3,698,380		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,702,364
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,075
60,208		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.386%, 9/25/2034	45,443
499,501		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	420,282
358,279		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	299,041
5,642		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	5,626
151,966	[1]	Washington Mutual 2006-AR15, Class 1A, 6.013% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	136,413
164,366	[1]	Washington Mutual 2006-AR17, Class 1A, 4.385% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	140,357
		TOTAL	4,753,289
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,198,669)	24,992,770
		U.S. TREASURY—1.2%
		U.S. Treasury Notes—1.2%
15,000,000		United States Treasury Note, 4.250%, 2/28/2029 (IDENTIFIED COST $14,971,833)	15,195,746
		AGENCY RISK TRANSFER SECURITY—0.4%
4,000,000	[1]	FNMA CAS 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,132,090
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,000		FHLMC ARM, 5.349%, 11/1/2030	1,007

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 123,753		FHLMC ARM, 6.236%, 3/1/2033	$ 124,433
		TOTAL	125,440
		Federal National Mortgage Association—0.1%
129,225		FNMA ARM, 4.418%, 8/1/2033	125,807
111,500		FNMA ARM, 4.963%, 5/1/2034	109,017
54,571		FNMA ARM, 4.991%, 4/1/2028	53,953
5,435		FNMA ARM, 4.993%, 10/1/2027	5,383
45,792		FNMA ARM, 6.552%, 5/1/2040	45,693
		TOTAL	339,853
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $475,969)	465,293
		INVESTMENT COMPANIES—7.2%
65,613,102		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4]	65,613,102
4,172,184	[5]	High Yield Bond Core Fund	23,364,230
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $88,657,719)	88,977,332
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,223,869,993)	1,227,066,234
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	3,973,330
		TOTAL NET ASSETS—100%	$1,231,039,564
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
Affiliates	Value as of 4/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income
Federated Hermes Government Obligations Fund, Premier Shares*	$1,096,200	$253,144,672	$(188,627,770)	$—	$—	$65,613,102	65,613,102	$524,795
Federated Hermes Institutional Prime Value Obli- gations Fund, Institutional Shares	$87,382,048	$265,065	$(87,647,113)	$12,161	$(12,161)	$—	—	$86,764
High Yield Bond Core Fund	$22,476,287	$350,207	$—	$537,736	$—	$23,364,230	4,172,184	$348,250
TOTAL OF AFFILIATED TRANSACTIONS	$110,954,535	$253,759,944	$(276,274,883)	$549,897	$(12,161)	$88,977,332	69,785,286	$959,809

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,406,079	$1,429,640

4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$552,775,945	$0	$552,775,945
Corporate Bonds	—	450,066,577	—	450,066,577
Mortgage-Backed Securities	—	59,452,203	—	59,452,203
Commercial Mortgage-Backed Securities	—	31,008,278	—	31,008,278
Collateralized Mortgage Obligations	—	24,992,770	—	24,992,770
U.S. Treasury	—	15,195,746	—	15,195,746
Agency Risk Transfer Security	—	4,132,090	—	4,132,090
Adjustable Rate Mortgages	—	465,293	—	465,293
Investment Companies	88,977,332	—	—	88,977,332
TOTAL SECURITIES	$88,977,332	$1,138,088,902	$0	$1,227,066,234

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate